Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Jul. 18, 2023	Jan. 23, 2023	Aug. 31, 2025
Eldridge AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Eldridge AAA CLO ETF NAV
Accumulated Value	$ 10,905	$ 10,139	$ 10,000		$ 11,557
Eldridge BBB-B CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Eldridge BBB-B CLO ETF NAV
Accumulated Value	12,410	10,966		$ 10,000	$ 13,455
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,611	9,889	10,000		$ 10,943
JP Morgan CLOIE AAA Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan CLOIE AAA Total Return Index
Accumulated Value	10,904	10,130	$ 10,000		$ 11,552
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,595	9,874		10,000	$ 10,927
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					JP Morgan CLO High Quality Mezzanine Index Total Return
Accumulated Value	$ 12,577	$ 10,974		$ 10,000	$ 13,705